Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noninterest income
Total OTTI recorded as part of gross realized losses	$ 256	$ 541	$ 692
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	176	288	268
Debt Securities [Member]
Noninterest income
Total OTTI losses recorded on debt securities	3	349	500
Total OTTI recorded as part of gross realized losses	240	423	672
Total recorded directly to OCI for non-credit-related impairment	$ (237)	$ (74)	$ (172)